Other operating income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income.
Government grants	¥ 635,673	¥ 495,078	¥ 451,664
Claims income	177,924	168,940	202,649
Others	101,611	137,542	70,519
Total other operating income	¥ 915,208	¥ 801,560	¥ 724,832